PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment, Net

	December 31,
	2014	2015
Cost
Buildings and plant	$233,230,935	$313,290,516
Machinery and equipment	351,409,724	389,373,554
Furniture, fixtures and equipment	18,469,913	22,418,768
Motor vehicles	257,408	293,331
Less: Accumulated depreciation	(169,264,463)	(188,680,279)
Property, plant and equipment, net	$434,103,517	$536,695,889
Construction in process	124,902,602	7,630,236
Total	$559,006,119	$544,326,125